COMBINED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Bank loans [Member]
Opening Balance		$ 108,754	$ 112,545
Financing cash flows	[1]	5,046	4,281
Investing cash flows		0	0
Operating cash flows		0	0
Non-cash changes	[2]		(7,950)
Other changes	[3]	656	(122)
Closing Balance		114,456	108,754
Due (from) to related parties [Member]
Opening Balance		(10,068)	(20,700)
Financing cash flows	[1]	(8,351)	0
Investing cash flows		14,054	(849)
Operating cash flows		(6,002)	1,688
Non-cash changes	[2]		16,710
Other changes	[3]	3,089	(6,917)
Closing Balance		(7,278)	(10,068)
Loans from related parties [Member]
Opening Balance		0	37,253
Financing cash flows	[1]	0	(37,000)
Investing cash flows		0	0
Operating cash flows		0	0
Non-cash changes	[2]		0
Other changes	[3]	0	(253)
Closing Balance		$ 0	$ 0

[1]	The cash flows make up the net amount of proceeds from borrowings and repayments of borrowings in the statement of cash flows.
[2]	Represents amount reclassified to disposal group held for sale (Note 39).
[3]	Other changes include interest accruals and payments and net foreign exchange differences.